15. NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale
Summary of non-current assets held for sale
	As of December 31,	As of December 31,
	2018	2017
	Current	Current
Non-current assets held for sale	ThCh$	ThCh$
Plant and equipment	31,092	—
Total	31,092	—